UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      KS Management Corp.

Address:   11 West 42nd Street, 30th Floor
           New York, New York 10036

13F File Number: 028-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Jemal
Title:    Chief Financial Officer/Chief Compliance Officer
Phone:    (212) 764-3500


Signature, Place and Date of Signing:


   /s/ Michael Jemal            New York, New York             May 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:       59,649
                                            (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
--------------                ----------   ---------  --------   -------------------  ----------  --------  ----------------------
                               TITLE OF                 VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS      SOLE     SHARED  NONE
--------------                ----------   ---------  --------   -------   ---  ----  ----------  --------  -------   ------  ----
ABOVENET INC                  COM          00374N107    1,656     20,000   SH            SOLE                20,000
ACCURIDE CORP NEW             COM NEW      00439T206      842     96,903   SH            SOLE                96,903
DOLLAR THRIFTY AUTOMOTIVE GP  COM          256743105    2,650     32,752   SH            SOLE                32,752
EL PASO CORP                  COM          28336L109    1,478     50,000   SH            SOLE                50,000
GENERAL MTRS CO               COM          37045V100      260     10,160   SH            SOLE                10,160
GOODRICH CORP                 COM          382388106   10,261     81,800   SH            SOLE                81,800
ILLUMINA INC                  COM          452327109      526     10,000   SH            SOLE                10,000
LYONDELLBASELL INDUSTRIES N   SHS - A -    N53745100      645     14,789   SH            SOLE                14,789
MEDCO HEALTH SOLUTIONS INC    COM          58405U102   15,031    213,800   SH            SOLE               213,800
MOTOROLA MOBILITY HLDGS INC   COM          620097105    8,103    206,500   SH            SOLE               206,500
NOVELLUS SYS INC              COM          670008101    2,845     57,000   SH            SOLE                57,000
PEP BOYS MANNY MOE & JACK     COM          713278109      305     20,410   SH            SOLE                20,410
PILGRIMS PRIDE CORP NEW       COM          72147K108      569     76,276   SH            SOLE                76,276
RSC HOLDINGS INC              COM          74972L102    6,026    266,730   SH            SOLE               266,730
SOLUTIA INC                   COM NEW      834376501    4,012    143,600   SH            SOLE               143,600
TALEO CORP                    CL A         87424N104    2,145     46,700   SH            SOLE                46,700
WESTERN COPPER & GOLD CORP    COM          95805V108      442    298,000   SH            SOLE               298,000
ZOLL MED CORP                 COM          989922109    1,853     20,000   SH            SOLE                20,000








SK 00649 0004 1288081